Warrant Liability (Tables)	9 Months Ended
Sep. 30, 2021
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Schedule of Warrants
	Number of Shares	Exercise Price	Redemption Price	Expiration Date	Classification	Initial Fair Value
Public Warrants	17,250,000	$11.50	$18.00	June 10, 2026	Liability	$42,435
Private Warrants	10,150,000	$11.50	N/A	June 10, 2026	Liability	$31,973